STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 11 – STOCK-BASED COMPENSATION

Stock Acquisition Rights

On April 4, 2023, the Company initially granted a warrant to purchase up to 300,000 shares of common stock to HeartCore Enterprises, Inc. as compensation for consulting services related to the Company’s planned initial public offering. This warrant was subsequently replaced with stock acquisition rights (“SARs”) on March 3, 2024, pursuant to a mutual agreement between the Company and HeartCore, with equivalent economic and contractual terms, including an exercise price of ¥1 per share and a 10-year term.

The SARs were equity-classified awards with a performance-based vesting condition tied to the successful completion of the Company’s initial public offering. The IPO occurred in August 2025, at which point the performance condition was satisfied and all 300,000 SARs vested and became exercisable. HeartCore exercised the full amount of SARs on November 30, 2025, paying total cash proceeds of $1,916 (¥300,000), which were allocated equally to common stock $958 (¥150,000) and additional paid-in capital $958 (¥150,000).

The Company determined the grant-date fair value of the SARs to be $1.79 per share, or $537,000 (¥78,117,390) in total, based on a third-party valuation under ASC 718. The valuation was performed using a weighted average of three methods: a probability-weighted expected return method (PWERM), a binomial lattice model, and a Monte Carlo simulation, with the PWERM method receiving the greatest weight. The valuation assumed expected volatility of 68% and a risk-free interest rate of 3.35%.

The full amount was recognized as stock-based compensation expense during the year ended December 31, 2025. No expense was recognized in prior periods, as the performance condition was not considered probable until the IPO. For the year ended December 31, 2025, the Company recognized stock-based compensation expense of $537,000 (¥78,117,390) related to the stock acquisition rights granted to HeartCore.

Representative’s Warrants Issued to Underwriters

On August 15, 2025, the Company issued the underwriters (or their designees) warrants to purchase 87,500 shares of common stock (the “Representative’s Warrants”), representing 7% of the total shares sold in the IPO. The Representative’s Warrants were fully vested upon grant, with an exercise price of $5.00 per share and an expiration date of August 14, 2030. The warrants become exercisable six months after the IPO closing date. The stock-based compensation associated with these warrants was fully charged against additional paid-in capital.